Schedule of Investments — IQ Engender Equality ETF

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 9.0%
AT&T, Inc.	3,859	$78,608
Match Group, Inc.*	1,701	92,058
Meta Platforms, Inc., Class A*	597	88,935
Omnicom Group, Inc.	925	79,541
Spotify Technology SA*	957	107,873
Verizon Communications, Inc.	1,922	79,897

Total Communication Services		526,912

Consumer Discretionary — 15.4%
Best Buy Co., Inc.	900	79,848
DoorDash, Inc., Class A*	1,362	78,887
eBay, Inc.	1,740	86,130
Etsy, Inc.*	566	77,870
General Motors Co.	1,978	77,775
McDonald's Corp.	268	71,663
PVH Corp.	1,023	91,968
Starbucks Corp.	722	78,799
Target Corp.	488	84,004
Under Armour, Inc., Class A*	7,046	87,300
VF Corp.	2,706	83,724

Total Consumer Discretionary		897,968

Consumer Staples — 10.5%
Campbell Soup Co.	1,253	65,068
Coca-Cola Co. (The)	1,137	69,721
General Mills, Inc.	821	64,334
Hershey Co. (The)	304	68,278
J M Smucker Co. (The)	460	70,288
Kimberly-Clark Corp.	526	68,385
Mondelez International, Inc., Class A	1,081	70,741
PepsiCo, Inc.	396	67,724
Procter & Gamble Co. (The)	475	67,631

Total Consumer Staples		612,170

Financials — 16.3%
American Express Co.	489	85,541
Bank of America Corp.	2,251	79,866
Bank of New York Mellon Corp. (The)	1,618	81,822
BlackRock, Inc.	102	77,439
Citigroup, Inc.	1,609	84,022
Goldman Sachs Group, Inc. (The)	206	75,357
JPMorgan Chase & Co.	553	77,398
MetLife, Inc.	998	72,874
Moody's Corp.	252	81,333
Raymond James Financial, Inc.	668	75,330
S&P Global, Inc.	209	78,362
Wells Fargo & Co.	1,732	81,179

Total Financials		950,523

Health Care — 12.4%
Amgen, Inc.	267	67,391
Biogen, Inc.*	249	72,434
BioMarin Pharmaceutical, Inc.*	658	75,900
Boston Scientific Corp.*	1,561	72,196
Halozyme Therapeutics, Inc.*	1,255	64,971
Illumina, Inc.*	358	76,684
Johnson & Johnson	406	66,349
Merck & Co., Inc.	653	70,139
Vertex Pharmaceuticals, Inc.*	233	75,282
Zoetis, Inc.	495	81,918

Total Health Care		723,264

Industrials — 6.8%
Cummins, Inc.	303	75,611
Lyft, Inc., Class A*	6,434	104,552
Sunrun, Inc.*	2,453	64,465
Uber Technologies, Inc.*	2,754	85,181
Xylem, Inc.	649	67,503

Total Industrials		397,312

Information Technology — 15.8%
Accenture PLC, Class A	270	75,344
Adobe, Inc.*	211	78,142
Autodesk, Inc.*	371	79,824
Automatic Data Processing, Inc.	289	65,259
Dropbox, Inc., Class A*	3,083	71,618
Intel Corp.	2,657	75,087
International Business Machines Corp.	510	68,712
Intuit, Inc.	184	77,771
Mastercard, Inc., Class A	205	75,973
PayPal Holdings, Inc.*	1,030	83,935
Salesforce, Inc.*	556	93,391
Visa, Inc., Class A(a)	345	79,423

Total Information Technology		924,479

Materials — 8.4%
Alcoa Corp.	1,670	87,241
Dow, Inc.	1,436	85,227
DuPont de Nemours, Inc.	1,053	77,869
Ecolab, Inc.	496	76,796
International Flavors & Fragrances, Inc.	692	77,822
Newmont Corp.	1,550	82,041

Total Materials		486,996

Real Estate — 2.7%
STORE Capital Corp.	2,231	71,860
Zillow Group, Inc., Class C*	1,984	87,713

Total Real Estate		159,573

Utilities — 2.5%
American Water Works Co., Inc.	469	73,394
Sempra Energy	455	72,950

Total Utilities		146,344

Total Common Stocks
(Cost $5,696,133)		5,825,541

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(b)
(Cost $9,192)	9,192	9,192

Total Investments — 100.0%
(Cost $5,705,325)		5,834,733
Other Assets and Liabilities, Net — 0.0%(c)		2,451
Net Assets — 100.0%		$5,837,184

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $77,811; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $78,986.

Schedule of Investments — IQ Engender Equality ETF (continued)

January 31, 2023 (Unaudited)

(b)	Reflects the 1-day yield at January 31, 2023.
(c)	Less than 0.05%.

Schedule of Investments — IQ Engender Equality ETF (continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$5,825,541	$–	$–	$5,825,541
Short-Term Investment:
Money Market Fund	9,192	–	–	9,192
Total Investments in Securities	$5,834,733	$–	$–	$5,834,733

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.